Putnam Floating Rate Income Fund
The fund's portfolio
11/30/19 (Unaudited)

SENIOR LOANS (82.3%)(a)(c)
	Principal amount	Value
Advertising and marketing services (0.5%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.202%, 8/21/26	$2,295,000	$2,300,738

		2,300,738
Automotive (0.7%)
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.27%, 11/6/24	2,973,273	2,952,832

		2,952,832
Basic materials (8.8%)
Advanced Drainage Systems, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 4.00%, 9/24/26	928,571	928,571
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.104%, 1/31/24	2,985,064	2,939,043
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.952%, 1/2/25	2,744,617	2,721,225
Big River Steel, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.104%, 8/23/23	980,000	968,975
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.927%, 9/6/24	1,298,898	1,232,654
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.604%, 3/1/26	3,605,563	3,610,070
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.509%, 4/12/25	3,652,711	3,607,052
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.427%, 2/8/25	2,044,570	2,048,148
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 11/15/23	2,497,590	2,494,988
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.908%, 6/26/25	2,962,500	2,792,156
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.005%, 10/1/25	3,878,618	3,835,953
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.124%, 5/31/26	3,000,000	3,011,250
Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 10/5/24	2,409,464	2,270,920
Univar Solutions USA, Inc./Washington bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.00%), 3.909%, 11/15/26	1,500,000	1,500,468
Zekelman Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.966%, 6/14/21	1,949,567	1,947,130
Zep, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.104%, 8/11/24	1,960,000	1,492,050

		37,400,653
Broadcasting (4.5%)
CBS Radio, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 11/17/24	1,329,740	1,333,619
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.96%, 8/24/26	3,000,000	2,990,001
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 4.281%, 11/2/25	3,041,003	3,050,777
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	1,206,215	1,213,754
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 9/19/26	2,750,000	2,759,331
Sinclair / RSN bank term loan FRN Ser. B2B, (BBA LIBOR USD 3 Month + 2.50%), 4.27%, 7/18/26	2,000,000	2,006,250
Townsquare Media, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 4/1/22	2,645,925	2,645,925
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 3/15/24	3,398,292	3,325,372

		19,325,029
Building materials (2.0%)
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	3,020,288	2,978,759
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.75%, 2/28/26	1,935,000	1,548,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.00%, 2/28/25	1,770,606	1,544,854
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.702%, 7/24/24	2,672,502	2,599,008

		8,670,621
Capital goods (10.2%)
Altra Industrial Motion Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.702%, 10/1/25	2,708,955	2,696,088
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 4.258%, 7/1/26	2,493,750	2,504,141
Blount International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.946%, 4/12/23	985,050	984,229
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 4/3/24	3,424,565	3,351,793
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 3/29/25	2,843,393	2,849,614
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 3/31/24	2,022,810	2,016,236
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 5/31/25	3,725,314	3,684,336
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.202%, 4/30/26	4,000,000	3,982,500
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.452%, 2/5/23	2,128,486	2,132,477
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.691%, 4/12/26	3,633,371	3,584,062
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.441%, 10/30/24	1,846,250	1,848,558
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 3/28/25	3,559,355	3,400,454
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 5/30/25	1,604,422	1,602,083
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 6/9/23	2,411,712	2,412,717
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 11/15/23	3,650,882	3,559,610
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 10/23/25	2,637,658	2,640,955

		43,249,853
Commercial and consumer services (3.7%)
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/23/26	2,350,000	2,342,167
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.452%, 1/2/26	1,811,178	1,790,047
Prime Security Services Borrower, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.035%, 9/23/26	2,558,162	2,526,825
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.452%, 10/1/25	4,464,219	4,489,330
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.702%, 2/22/24	982,500	984,956
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.70%, 2/8/26	2,485,000	2,496,389
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.104%, 5/30/26	1,239,000	1,127,490

		15,757,204
Communication services (8.5%)
Altice France SA (France) bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 5.453%, 1/31/26	1,685,700	1,663,575
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.202%, 8/4/25	1,197,000	1,202,237
Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 11/3/23	2,318,449	2,319,608
CenturyLink, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 1/31/25	2,961,262	2,959,412
Charter Communications Operating , LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 3.639%, 2/1/27	2,174,783	2,183,958
Cogeco Communications USA II LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.952%, 1/4/25	2,210,063	2,213,747
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.015%, 7/17/25	3,703,806	3,692,694
Frontier Communications Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.46%, 6/15/24	2,947,236	2,935,132
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.682%, 11/27/23	1,609,628	1,582,131
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 4.50%), 6.432%, 1/2/24	2,000,000	1,979,376
Level 3 Financing, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.452%, 2/22/24	564,012	563,542
Level 3 Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.513%, 3/1/27	401,420	401,169
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 7/31/25	2,629,111	2,554,182
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.25%, 2/3/24	4,352,905	4,298,494
Virgin Media Bristol, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.265%, 1/4/28	2,500,000	2,499,305
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.953%, 8/19/23	3,334,781	3,230,569

		36,279,131
Consumer staples (6.2%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.508%, 11/14/26 (Canada)	1,819,102	1,817,738
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 11/17/25	757,500	762,227
Albertson's, LLC bank term loan FRN Ser. B8, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 8/17/26	589,362	593,045
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 7/12/24	1,885,570	1,887,927
ATS Consolidated, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.452%, 2/28/25	2,950,032	2,958,637
BJ's Wholesale Club, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 4.509%, 2/3/24	2,696,777	2,701,067
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.236%, 6/21/24	3,904,650	3,820,458
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.202%, 8/30/26	2,475,000	2,354,344
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.216%, 2/5/25	3,017,328	3,016,700
KFC Holding Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.513%, 4/3/25	2,868,978	2,872,051
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%, 9/7/23	876,658	638,082
Weight Watchers International bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.86%, 11/29/24	3,148,107	3,144,802

		26,567,078
Energy (3.1%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.25%, 5/9/25	1,421,687	1,419,910
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.263%, 3/30/23	308,333	277,500
BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.363%, 10/31/24	1,400,565	1,219,192
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.656%, 6/20/24	1,995,000	1,992,506
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.452%, 12/31/22	1,160,000	971,500
Centurion Pipeline Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.952%, 9/30/25	1,985,000	1,965,150
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.452%, 4/16/21	485,569	461,291
Hercules Merger Sub, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.944%, 11/1/26	2,000,000	2,015,000
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.702%, 5/22/26	1,711,710	1,613,287
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.71%, 9/27/24	1,400,850	1,209,109

		13,144,445
Entertainment (1.9%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.952%, 2/28/25	3,221,676	3,210,172
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.854%, 9/18/24	2,917,072	2,653,077
Delta 2 Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 2/1/24	2,318,289	2,297,037

		8,160,286
Financials (6.0%)
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 5/10/25	3,762,946	3,722,494
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.952%, 11/20/25	2,985,000	2,686,500
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.71%, 3/24/25	1,330,541	1,330,541
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.21%, 3/24/24	1,289,407	1,289,407
ESH Hospitality, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.702%, 9/18/26	1,250,035	1,252,379
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.202%, 12/7/25	2,680,222	2,683,572
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.69%, 4/25/25	3,703,125	3,647,578
LPL Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 3.641%, 11/7/26	2,227,262	2,231,901
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.104%, 5/16/24	3,640,452	3,588,575
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.716%, 12/22/24	3,137,955	3,149,069

		25,582,016
Gaming and lottery (3.6%)
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.848%, 9/15/23	2,479,322	2,484,618
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.007%, 4/17/24	1,785,608	1,781,701
Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.104%, 3/13/25	1,728,125	1,703,643
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.683%, 10/4/23	2,372,412	2,372,412
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 8/14/24	4,209,992	4,192,099
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.604%, 7/10/25	2,772,303	2,784,659

		15,319,132
Health care (6.4%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.972%, 4/28/22	1,590,569	1,499,111
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.604%, 4/21/24	2,874,742	2,371,662
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.765%, 6/1/25	2,786,066	2,798,063
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.452%, 10/10/25	3,970,000	3,147,218
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.80%, 11/8/27	2,485,157	2,500,689
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 8/18/22	2,111,535	2,113,294
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.306%, 6/1/25	3,235,306	3,189,811
RegionalCare Hospital Partners Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 6.202%, 11/16/25	2,977,500	2,990,527
Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.927%, 5/15/22	3,312,053	3,290,525
West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 9/27/24	3,532,591	3,415,574

		27,316,474
Lodging/Tourism (1.2%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 12/22/24	3,920,076	3,889,860
MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.702%, 3/25/25	1,424,399	1,427,452

		5,317,312
Media (0.5%)
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.952%, 3/24/25	2,009,344	1,959,111

		1,959,111
Publishing (0.5%)
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 1/31/25	2,245,503	2,255,327

		2,255,327
Retail (2.5%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.723%, 7/2/22	2,260,105	1,686,038
Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.702%, 9/25/24	2,455,101	2,410,602
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.958%, 5/21/24	1,805,700	650,052
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.934%, 10/16/23	1,759,394	1,297,553
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.771%, 10/25/23	1,462,120	1,065,520
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.77%, 3/11/22	1,653,898	1,607,175
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.702%, 11/28/22	1,997,464	1,972,496

		10,689,436
Technology (9.5%)
Banff Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.952%, 10/2/25	3,225,625	3,096,600
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 4/30/25	2,066,364	2,070,238
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 4.952%, 4/4/26	2,000,000	1,985,000
Dell International, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.71%, 9/19/25	3,907,804	3,926,854
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.854%, 2/1/22	3,137,911	3,141,834
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.159%, 11/1/24	1,498,000	1,505,490
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.909%, 11/1/23	1,932,998	1,932,308
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 7/2/25	2,912,777	2,741,652
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	2,805,130	2,625,866
Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 3/3/23	2,989,100	2,939,992
SS&C European Holdings Sarl bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 2.25%), 3.952%, 4/16/25	1,017,233	1,022,108
SS&C Technologies, Inc. bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.25%), 3.952%, 4/16/25	1,562,675	1,570,209
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.50%), 3.952%, 4/16/25	989,884	994,462
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.702%, 5/1/24	3,821,515	3,817,694
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.191%, 9/28/24	2,974,509	2,973,268
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.452%, 5/3/26	2,000,000	2,009,000
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.452%, 4/29/23	1,790,588	1,787,007

		40,139,582
Transportation (0.6%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	2,610,000	2,627,127

		2,627,127
Utilities and power (1.4%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.202%, 1/15/25	4,226,593	4,233,189
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 3.464%, 12/1/25	1,663,365	1,668,563

		5,901,752

Total senior loans (cost $357,966,845)		$350,915,139

CORPORATE BONDS AND NOTES (11.5%)(a)
	Principal amount	Value
Basic materials (0.6%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21	$107,000	$111,269
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	871,000	905,840
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	1,500,000	1,531,005

		2,548,114
Capital goods (0.8%)
ADT Security Corp. (The) company guaranty sr. unsub. notes 3.50%, 7/15/22	1,000,000	1,015,000
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	1,084,000	1,150,477
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,250,000	1,342,188

		3,507,665
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	1,500,000	1,535,625
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 3.559%, 2/1/24	2,000,000	2,056,769
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/23	1,500,000	1,511,250
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	1,700,000	1,789,250

		6,892,894
Consumer cyclicals (2.6%)
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	967,134	1,044,505
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	2,545,000	2,595,900
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	1,550,000	1,632,476
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	1,040,000	1,011,400
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	1,550,000	1,705,000
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.75%, 8/15/20	2,000,000	2,007,500
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.625%, 5/15/23	1,000,000	1,015,000

		11,011,781
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	1,000,000	1,022,500
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	700,000	739,361
Newell Brands, Inc. sr. unsec. unsub. notes 3.85%, 4/1/23	2,000,000	2,063,375

		3,825,236
Energy (0.7%)
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	1,000,000	960,000
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	1,000,000	1,147,340
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)	740,000	740,000

		2,847,340
Financials (2.0%)
Ally Financial, Inc. sr. unsec. notes 5.125%, 9/30/24	1,000,000	1,098,750
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	1,300,000	1,397,500
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 5.375%, 11/1/23(R)	1,100,000	1,201,475
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 2.66%, 2/23/23	2,000,000	2,010,868
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	1,000,000	1,020,000
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.45%), 2.403%, 7/22/22	2,000,000	2,002,843

		8,731,436
Health care (1.4%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	1,135,000	1,164,794
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	1,450,000	1,431,875
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23	1,550,000	1,708,875
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 2.20%, 7/21/21 (Israel)	337,000	325,795
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 2.339%, 8/20/21	1,200,000	1,201,209

		5,832,548
Technology (0.7%)
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	1,000,000	1,038,750
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,250,000	1,321,875
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	500,000	520,625

		2,881,250
Utilities and power (0.2%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	903,000	916,545

		916,545

Total corporate bonds and notes (cost $48,133,166)		$48,994,809

COMMON STOCKS (0.2%)(a)
	Shares	Value
Avaya Holdings Corp.(NON)	6	$71
CHC Group, LLC (acquired 3/23/17, cost $125,976)(NON)(RES)	8,688	2,172
Clear Channel Outdoor Holdings, Inc.(NON)	177,605	440,460
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	96,801
Tribune Media Co. Class 1C	591,290	325,209

Total common stocks (cost $1,450,621)		$864,713

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $409,946)(RES)	$446,795	$111,699

Total convertible bonds and notes (cost $409,946)		$111,699

SHORT-TERM INVESTMENTS (5.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund 1.78%(AFF)	25,108,781	$25,108,781

Total short-term investments (cost $25,108,781)		$25,108,781
TOTAL INVESTMENTS

Total investments (cost $433,069,359)		$425,995,141

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2019 through November 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $426,614,426.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $113,871, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/19
Short-term investments
	Putnam Short Term Investment Fund*	$2,398,791	$165,574,688	$142,864,698	$486,018	$25,108,781

	Total Short-term investments	$2,398,791	$165,574,688	$142,864,698	$486,018	$25,108,781
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$765,669	$—	$—
Energy	—	2,172	—
Technology	71	—	—
Utilities and power	96,801	—	—

Total common stocks	862,541	2,172	—
Convertible bonds and notes	—	111,699	—
Corporate bonds and notes	—	48,994,809	—
Senior loans	—	350,915,139	—
Short-term investments	25,108,781	—	—

Totals by level	$25,971,322	$400,023,819	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com